Securities Act Registration No. 333-175328

Investment Company Act Registration No. 811-22576

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. __ ☐

Post-Effective Amendment No. 11 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 12 ☒

(Check appropriate box or boxes.)

Ranger Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

2828 N. Harwood Street, Suite 1600
Dallas, TX 75201
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 871-5200

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[X] Immediatelyo upon filing pursuant to paragraph (b)

[] On December 1, 2015 pursuant to paragraph (b)

[  ] 60 days aftero filing pursuant to paragraph (a)(1)

[  ] On (date)o pursuant to paragraph (a)(1)

[  ] 75 days aftero filing pursuant to paragraph (a)(2)

[  ] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 14th day of December, 2015.

Ranger Funds Investment Trust

By: /s/ Michael V. Wible

Michael V. Wible, Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 14th day of December, 2015.

Name

Title

Curtis A. Hite*

Trustee

James F. McCain*

Trustee

Jason Christopher Elliot*

Trustee

Kenneth Scott Canon*

President (Principal Executive Officer)

Joseph W. Thompson*

Chief Financial Officer (Principal Financial Officer)

*By: /s/ Michael V. Wible

Michael V. Wible, Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase